Borrowings - Senior Secured First Lien Notes (Details) - Senior Secured First Lien Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jul. 21, 2014
7.375% Senior secured first lien notes due 2019
Debt Instrument [Line Items]
Interest rate	7.375%	7.375%
Redemption price, percentage	100.00%
8.875% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate	8.875%	8.875%
Redemption price, percentage	100.00%
6.75% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate	6.75%		6.75%
Redemption price, percentage	100.00%
Repurchase amount			$ 753